New IFRS and IFRIC Not Yet Effective	6 Months Ended
Jun. 30, 2025
Disclosure of initial application of standards or interpretations [abstract]
New IFRS and IFRIC Not Yet Effective
4.
New IFRS and IFRIC not yet effective

The standards and interpretations effective during the six months ended June 30, 2025 and those issued but not yet in force are detailed below:

a)
Standards and interpretations effective as of January 1, 2025
•
Lack of Convertibility (Amendments to IAS 21)

The Group has not had any significant impacts on the interim condensed consolidated financial statements for the six months ended June 30, 2025.

b)
New standards, amendments and interpretations effective and the European Union
•
Classification and measure of financial instruments (Amendments to IFRS 9 and IFRS 7) [effective as of January 1, 2026]
•
IFRS 18 Disclosures of the financial statements [effective as of January 1, 2027]

The Group intends to adopt the standards, interpretations, and amendments to the standards issued by the IASB, which are not mandatory in the European Union, when they come into force, if applicable. Although the Group is currently analyzing their impact, based on the analyses carried out to date, the Group estimates that their initial application will not have a significant impact on its consolidated financial statements.